Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023		$ 500,000	$ (1,064,348)	$ 20,384	$ (543,964)
Balance, shares at Dec. 31, 2023	45,000,000
Net income			454,590		454,590
Issuance of new shares		107,200			$ 107,200
Issuance of new shares, shares	518,000				518,000
Foreign currency translation adjustment				2,202	$ 2,202
Balance at Dec. 31, 2024		607,200	(609,758)	22,586	20,028
Balance, shares at Dec. 31, 2024	45,518,000
Net income			20,115		20,115
Foreign currency translation adjustment				320	320
Balance at Jun. 30, 2025		$ 607,200	$ (589,643)	$ 22,906	$ 40,463
Balance, shares at Jun. 30, 2025	45,518,000